INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Line Items]
Income tax expense (benefit)	$ (34,778)	$ (3,401)	$ (28,355)	$ 4,838
Income (loss) before income taxes and equity earnings	$ 11,526	$ (28,345)	$ 66,002	$ 2,204
Irish statutory tax rate	12.50%	12.50%	12.50%	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing			$ 30,000